Organization and Business Operations (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 30, 2018	Nov. 01, 2016	Mar. 31, 2019	Dec. 31, 2018	Feb. 19, 2019	Feb. 13, 2019	Jan. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Oct. 26, 2016	Oct. 14, 2016
Organization and Business Operations [Line Items]
Shares Issued, Price Per Share		$ 10.00
Proceeds from Issuance Initial Public Offering		$ 552,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
Temporary Equity, Redemption Price Per Share					$ 10.00
Percentage of Public Shares To Be Redeemed		100.00%
Taxes Payable		$ 100,000
Dividend Distribution Terms, Description				In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent public accountants) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public share due to reductions in the value of the trust assets, less taxes payable.
Cash and Cash Equivalents, at Carrying Value			$ 22,947,000	$ 52,048				$ 561,434	$ 1,219,822
Common Stock, Shares, Outstanding			48,420,495							13,800,000	11,500,000
Common Stock, Shares Authorized	55,200,000		400,000,000
Warrants and Rights Outstanding			$ 27,093,334
Temporary Equity Number Of Shares Redeemed			0
Subsequent Event [Member]
Organization and Business Operations [Line Items]
Deferred Offering Costs							$ 19,320,000
Common Class A [Member]
Organization and Business Operations [Line Items]
Shares Issued, Price Per Share						$ 9.90
Stock Redeemed or Called During Period, Shares	34,011,538		0
Common Stock, Shares, Outstanding			0	898,984				1,904,381
Common Stock, Shares Authorized			400,000,000	400,000,000				400,000,000
Temporary Equity Number Of Shares Redeemed			20,289,478
Common Class A [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Shares Issued, Price Per Share						$ 9.90
GTYs Trust Account [Member]
Organization and Business Operations [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 216,800,000
GTY Merger [Member]
Organization and Business Operations [Line Items]
Temporary Equity, Redemption Price Per Share			$ 10.29
Temporary Equity Number Of Shares Redeemed			11,073,040
GTY Merger [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Common Stock, Shares, Outstanding					48,511,028
Warrants and Rights Outstanding					$ 27,093,316
GTY Merger [Member] | Common Class A [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Temporary Equity, Redemption Price Per Share					$ 10.29
Temporary Equity Number Of Shares Redeemed					11,073,040
IPO [Member]
Organization and Business Operations [Line Items]
Stock Issued During Period, Shares, New Issues		55,200,000
Shares Issued, Price Per Share		$ 10.00
Proceeds from Issuance Initial Public Offering		$ 552,000,000
Stock Offering Cost		$ 31,000,000
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Stock Issued During Period, Shares, New Issues		7,200,000
Payments for Underwriting Expense		$ 11,040,000
Deferred Offering Costs		19,320,000					$ 19,320,000
Underwriting Fees		$ 30,400,000
Private Placement [Member]
Organization and Business Operations [Line Items]
Class of Warrant or Right, Number of Warrants Issued		8,693,334
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.50
Proceeds from Issuance of Warrants		$ 13,040,000